Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	72 Months Ended	96 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
C000212599_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000212599_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.80%
C000212598_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000212598_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.80%
C000212596_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000212596_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.80%
C000183198_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.21%
C000183198_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.16%
C000183198_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.97%
C000212594_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.21%
C000212594_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.10%
C000212597_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	23.13%
C000212597_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	13.80%
C000212595_0_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.21%
C000212595_0_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.10%
C000183196_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.21%
C000183196_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.16%
C000183196_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.97%
C000183197_1_BBIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.21%
C000183197_1_BBIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.16%
C000183197_1_BBIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.97%
C000212599_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Small Cap Value Index Fund
C000212599_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 10,000
C000212599_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 8,311
C000212599_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 14,387
C000212599_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 12,042
C000212599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 12,781
C000212599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,165	$ 14,165	$ 14,165	$ 14,165
C000212599_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
C000212599_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212599_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								8,323
C000212599_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							14,423
C000212599_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,075
C000212599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,800
C000212599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,195	14,195	$ 14,195	14,195
C000212599_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212599_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212599_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,459
C000212599_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,078
C000212599_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,987
C000212599_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,449
C000212599_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,021	19,021	$ 19,021	19,021
C000212599_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.83%
C000212599_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	7.25%
C000212599_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	10.90%
C000212599_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	7.29%
C000212598_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Small Cap Growth Index Fund
C000212598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,359
C000212598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,675
C000212598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,451
C000212598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,413
C000212598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 13,562	13,562	$ 13,562	13,562
C000212598_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000® Growth Index
C000212598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,369
C000212598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,695
C000212598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,448
C000212598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					12,384
C000212598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	13,516	13,516	$ 13,516	13,516
C000212598_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212598_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212598_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,459
C000212598_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,078
C000212598_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,987
C000212598_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,449
C000212598_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,021	19,021	$ 19,021	19,021
C000212598_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.26%
C000212598_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	6.32%
C000212598_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	9.14%
C000212598_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	6.24%
C000212596_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Mid Cap Growth Index Fund
C000212596_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212596_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,886
C000212596_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,643
C000212596_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,018
C000212596_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,566
C000212596_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 15,601	15,601	$ 15,601	15,601
C000212596_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Growth Index
C000212596_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212596_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,946
C000212596_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,738
C000212596_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,083
C000212596_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,647
C000212596_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	15,702	15,702	$ 15,702	15,702
C000212596_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212596_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212596_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,459
C000212596_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,078
C000212596_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,987
C000212596_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,449
C000212596_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,021	19,021	$ 19,021	$ 19,021
C000212596_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.01%
C000212596_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	9.35%
C000212596_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	15.05%
C000212596_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	9.49%
C000183198_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class I
C000183198_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,000
C000183198_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 9,964
C000183198_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,960
C000183198_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,709
C000183198_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,984
C000183198_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,413
C000183198_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,848
C000183198_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,920	10,920	10,920	$ 10,920
C000183198_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index
C000183198_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,000
C000183198_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,001
C000183198_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,008
C000183198_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,749
C000183198_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,225
C000183198_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,480
C000183198_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,989
C000183198_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,072	11,072	11,072	$ 11,072
C000183198_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000183198_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,000
C000183198_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,005
C000183198_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,162
C000183198_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,843
C000183198_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,325
C000183198_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,797
C000183198_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,786
C000183198_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,130	$ 11,130	$ 11,130	$ 11,130
C000183198_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.20%
C000183198_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.03%
C000183198_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	1.70%
C000183198_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.94%
C000183198_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.18%
C000183198_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000212594_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Municipal Bond Index Fund
C000212594_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212594_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,146
C000212594_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,518
C000212594_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,544
C000212594_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,796
C000212594_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,091	$ 10,091	$ 10,091	10,091
C000212594_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000212594_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212594_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,410
C000212594_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,843
C000212594_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,914
C000212594_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,230
C000212594_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,558	10,558	$ 10,558	10,558
C000212594_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.01%
C000212594_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	0.18%
C000212597_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Mid Cap Value Index Fund
C000212597_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212597_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								8,735
C000212597_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,349
C000212597_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,003
C000212597_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,271
C000212597_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 14,858	14,858	$ 14,858	14,858
C000212597_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell Midcap® Value Index
C000212597_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212597_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								8,756
C000212597_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							13,402
C000212597_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,062
C000212597_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					13,329
C000212597_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	14,925	14,925	$ 14,925	14,925
C000212597_LG_2_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000212597_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212597_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,459
C000212597_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							15,078
C000212597_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						12,987
C000212597_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					15,449
C000212597_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 19,021	19,021	$ 19,021	19,021
C000212597_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.96%
C000212597_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	8.28%
C000212597_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	11.98%
C000212597_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	8.38%
C000212595_LG_ClassMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® SAI Municipal Bond Index Fund
C000212595_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212595_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,296
C000212595_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,656
C000212595_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,618
C000212595_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					9,876
C000212595_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,163	10,163	$ 10,163	10,163
C000212595_LG_1_AdditionalIndexMember_6YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
C000212595_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,000
C000212595_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,410
C000212595_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,843
C000212595_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						9,914
C000212595_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,230
C000212595_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,558	10,558	$ 10,558	$ 10,558
C000212595_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.90%
C000212595_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	0.33%
C000183196_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Fidelity® Municipal Income 2025 Fund
C000183196_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,000
C000183196_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										9,964
C000183196_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,960
C000183196_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,709
C000183196_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,973
C000183196_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,413
C000183196_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,849
C000183196_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,920	10,920	10,920	$ 10,920
C000183196_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index
C000183196_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,000
C000183196_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,001
C000183196_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,008
C000183196_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,749
C000183196_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,225
C000183196_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,480
C000183196_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,989
C000183196_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,072	11,072	11,072	$ 11,072
C000183196_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000183196_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,000
C000183196_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,005
C000183196_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,162
C000183196_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,843
C000183196_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,325
C000183196_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,797
C000183196_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,786
C000183196_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,130	$ 11,130	11,130	$ 11,130
C000183196_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	3.20%
C000183196_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.03%
C000183196_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	1.70%
C000183196_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.94%
C000183196_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.18%
C000183196_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%
C000183197_LG_ClassMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
C000183197_ClassMember_AsOf_2017Member
Account Value [Line Items]
Account Value											9,725
C000183197_ClassMember_AsOf_2018Member
Account Value [Line Items]
Account Value										9,688
C000183197_ClassMember_AsOf_2019Member
Account Value [Line Items]
Account Value									9,660
C000183197_ClassMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,360
C000183197_ClassMember_AsOf_2021Member
Account Value [Line Items]
Account Value							10,589
C000183197_ClassMember_AsOf_2022Member
Account Value [Line Items]
Account Value						10,986
C000183197_ClassMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,417
C000183197_ClassMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 10,459	$ 10,459	10,459	$ 10,459
C000183197_LG_1_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond 2025 Ex Tobacco/Prepaid Gas Index
C000183197_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											10,000
C000183197_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										10,001
C000183197_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									10,008
C000183197_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								10,749
C000183197_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							11,225
C000183197_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						11,480
C000183197_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					10,989
C000183197_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	11,072	11,072	11,072	$ 11,072
C000183197_LG_2_AdditionalIndexMember_8YRMember
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
C000183197_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Account Value											$ 10,000
C000183197_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Account Value										$ 10,005
C000183197_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Account Value									$ 10,162
C000183197_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Account Value								$ 10,843
C000183197_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Account Value							$ 11,325
C000183197_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Account Value						$ 11,797
C000183197_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Account Value					$ 10,786
C000183197_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Account Value	$ 11,130	$ 11,130	$ 11,130	$ 11,130
C000183197_ClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	0.11%
C000183197_ClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.21%
C000183197_ClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	1.05%
C000183197_NoLoadClassMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.94%
C000183197_NoLoadClassMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		0.77%
C000183197_NoLoadClassMember_2023-07-01_2024-06-30Member
Account Value [Line Items]
Average Annual Return, Percent	1.44%
C000183197_0_AdditionalIndexMember_1YRMember
Account Value [Line Items]
Average Annual Return, Percent	2.94%
C000183197_0_AdditionalIndexMember_5YRMember
Account Value [Line Items]
Average Annual Return, Percent		1.18%
C000183197_0_AdditionalIndexMember_LOCMember
Account Value [Line Items]
Average Annual Return, Percent	1.86%